Submission	Sep. 23, 2026
Submission [Line Items]
Central Index Key	0001810256
Registrant Name	Bow River Capital Evergreen Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES